BROADMARK FUNDS

April 17, 2014

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Broadmark Funds
File Nos. 811-22769 and 33-185002

Ladies and Gentlemen:

On behalf of Broadmark Funds (the “Registrant”), and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus dated April 1, 2014 for the Broadmark Tactical Plus Fund (the “Fund”), a series of the Registrant.  This 497(c) is being filed for the sole purpose of submitting the exhibits containing interactive data format risk/return summary information for the Fund, and incorporates by reference the 497(c) filed on April 1, 2014, Accession No. 0001111830-14-000240.

Please contact the undersigned at 513.587.3451 if you have any questions or comments concerning this filing.

Very truly yours,

/s/ Frank L. Newbauer

Frank L. Newbauer
Secretary